Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Expenses [Abstract]
Staff costs	£ 2,287	£ 1,934
Premises and equipment costs	182	167
Depreciation and amortisation	1,659	1,310
Other	1,308	1,418
Total operating expenses	£ 5,436	£ 4,829